CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Contingent liabilities [Abstract]
Contingencies	■ Contingencies

Certain conditions may exist as of the date the financial
statements are issued that may result in a loss to the
Company, but which will only be resolved when one or
more future events occur or fail to occur. The impact of any resulting loss from such matters affecting these financial
statements and noted below may be material.
Litigation and Claims
In assessing loss contingencies related to legal
proceedings that are pending against us or unasserted
claims that may result in such proceedings, the Company,
with assistance from its legal counsel, evaluates the
perceived merits of any legal proceedings or unasserted
claims as well as the perceived merits of the amount of
relief sought or expected to be sought.
Pascua-Lama – Proposed Canadian Securities Class
Actions
In 2014, proposed secondary market liability securities
class actions were initiated in Ontario and Quebec against
Barrick Mining Corporation and certain former senior
executives relating to public disclosures concerning the
Pascua-Lama Project. The Ontario action focuses on
disclosures regarding capital cost and schedule estimates
for Pascua Lama and environmental matters in Chile
between February 2012 and June 2013; the Quebec action
pertains only to disclosure regarding environmental matters
in Chile between July 2012 and October 2013. In the
Ontario proceeding, the plaintiffs seek damages exceeding
$3 billion. Alleged damages in Quebec have not been
quantified.
In Quebec, the plaintiffs filed their Originating
Application in February 2024 and Barrick responded
formally in March 2024. Barrick filed its Statement of
Defence on February 12, 2025. No trial date has been set.
In the Ontario proceeding, the plaintiffs’ motion for class
certification was heard in January 2026. The Court has
reserved judgment.
The Company intends to vigorously defend these
actions. No amounts have been recorded for any potential
liability arising from either of the actions, as the Company cannot reasonably predict the outcome in Ontario or
Quebec.
Pascua-Lama – SMA Regulatory Sanctions
In May 2013, Compañía Minera Nevada (“CMN”), Barrick’s
Chilean subsidiary that holds the Chilean portion of the
Pascua-Lama Project (the “Project”), received a resolution
(the “Original Resolution”) from Chile’s environmental
regulator (the Superintendencia del Medio Ambiente, or
“SMA”) requiring CMN to complete the water management
system in accordance with the Project’s environmental
permit before resuming construction activities. The Original
Resolution also required CMN to pay an administrative fine
of approximately $16 million, which CMN paid in May 2013.
In 2013, a group of local farmers and indigenous
communities challenged the Original Resolution, claiming
the fine was inadequate and requesting more severe
sanctions, including the revocation of the Project’s
environmental permit. The SMA and CMN defended the
Original Resolution.
In 2018, the SMA issued the revised resolution
(the “Revised Resolution”), which reduced the original
administrative fine to $11.5 million and ordered the closure of existing surface facilities on the Chilean side of the
Project. The Revised Resolution did not revoke the
Project’s environmental permit. CMN filed an appeal of the
Revised Resolution in 2018 with the First Environmental
Court of Antofagasta (the “Antofagasta Environmental
Court”).
In 2020, the Antofagasta Environmental Court
upheld the closure order and sanctions in the Revised
Resolution. It also ordered the SMA to reevaluate certain
environmental infringements. The Company did not appeal
this ruling, and the Chilean side of the Pascua-Lama project is being transitioned to closure accordingly.
On November 13, 2024, the SMA determined no
further fine was applicable to the environmental
infringements. On November 21, 2024, CMN paid the
outstanding balance of fines previously imposed by the
SMA. On December 9, 2024, the same group of local
farmers and indigenous communities filed an appeal of the
SMA’s November 13, 2024 decision. This appeal remains
pending.
Veladero – Operational Incidents and Associated
Proceedings
Minera Andina del Sol SRL (formerly, Minera Argentina
Gold SRL) (“MAS”), the joint venture company that
operates the Veladero mine, is the subject of regulatory
proceedings related to operational incidents at the Veladero
Valley Leach Facility (“VLF”) occurring in March 2017 (the
“March 2017 incident”), September 2016 and September
2015.
Following the March 2017 incident, an “amparo”
protection action (the “Provincial Amparo Action”) was filed against MAS in the Jachal First Instance Court, San Juan
Province, Argentina (the “Jachal Court”) by individuals who
claimed to be living in Jachal, seeking the cessation of all activities at the Veladero mine or a suspension of the
mine’s leaching process. The matter before the Jachal
Court remains pending.
In 2017, the National Minister of Environment of
Argentina filed an amparo action in the Federal Court in
connection with the same March 2017 incident (the
“Federal Amparo Action”) seeking an order requiring the
cessation and/or suspension of activities at the Veladero
mine.
On June 28, 2024, the Federal Court rejected the
National Minister’s request for, among other things, an
interim injunction requiring the cessation and/or suspension of activities at the Veladero mine. The National Minister
sought to appeal this decision twice in 2024, most recently
seeking leave to the Federal Supreme Court on October 16,
2024. The Federal Amparo Action will continue before the
Federal Court while the Federal Supreme Court considers
whether to hear the appeal for an interim injunction.
The Company continues to believe the Provincial
and Federal Amparo Actions are without merit and intends
to continue to vigorously defend its position.
Civil Action
In 2016, MAS was served notice of a civil action filed before the San Juan Provincial Court by certain persons allegedly
living in Jachal, San Juan Province, claiming to be affected by the Veladero mine and, in particular, the VLF. The
plaintiffs requested a court order that MAS cease leaching
metals with cyanide solutions, mercury and other similar
substances at the mine and replace that process with one
that is free of hazardous substances, implement a closure
and remediation plan for the VLF and surrounding areas,
and create a committee to monitor this process. These
claims were supplemented by new allegations that the risk
of environmental damage had increased as a result of the
March 2017 incident.
MAS replied to the lawsuit in February 2017,
responded to the supplemental claim and intends to
continue defending this matter vigorously.
Perilla Complaint
In 2009, Barrick Gold Inc. and Placer Dome Inc. (“Placer
Dome”), which was acquired by the Company in 2006, were
purportedly served in Ontario with a complaint filed in
November 2008 in the Regional Trial Court of Boac on the
Philippine island of Marinduque. The complaint alleged
injury to the economy and the ecology of Marinduque as a
result of the discharge of mine tailings from the Marcopper
mine into Calancan Bay, the Boac River, and the Mogpog
River. Placer Dome was previously a minority indirect
shareholder of Marcopper Mining Corporation
(“Marcopper”). The plaintiffs claimed for abatement of a
public nuisance and nominal damages for an alleged
violation of their constitutional right to a balanced and
healthful ecology. By Order dated November 9, 2011, the
Court granted the plaintiffs’ motion to suspend the
proceedings. On April 28, 2025, the Regional Trial Court of
Boac dismissed the proceeding with prejudice.
Writ of Kalikasan
On February 25, 2011, a Petition for the Issuance of a Writ
of Kalikasan with Prayer for Temporary Environmental
Protection Order was filed in the Supreme Court of the
Republic of the Philippines by three named Petitioners
against Placer Dome and the Company (the “Petition”).
The Petition alleged Placer Dome violated the Petitioners'
constitutional right to a balanced and healthful ecology as a result of, among other things, the discharge of tailings into
Calancan Bay, a dam breach in 1993, and a tailings spill in
1996. The Petitioners sought orders requiring Barrick to
environmentally remediate the areas in and around the
mine site that were alleged to have sustained
environmental impacts.
On January 21, 2021, the Court of Appeals
granted an Intervention Motion introduced by the Province
of Marinduque (the “Province”) and admitted the Province’s
Petition-in-Intervention. In the Petition-in-Intervention, the
Province sought to expand the scope of relief sought within
the Writ of Kalikasan to include claims seeking rehabilitation and remediation of alleged maintenance and structural
integrity issues supposedly associated with Marcopper
mine infrastructure.
On April 4, 2025, Barrick and the Provincial
Government of Marinduque signed agreements to settle,
without admission of liability, all proceedings and claims
related to alleged environmental issues associated with the
Marcopper mine, subject to various conditions precedent,
including approval of the settlement by the Court of Appeals and certain confirmations by the Department of
Environment and Natural Resources. Once all conditions
are satisfied, Barrick will pay a settlement amount of
$100 million to the Province over three years. This amount
was recorded in Q1 2025. On October 3, 2025, the Court of
Appeals in the Philippines approved the settlement
agreement and dismissed the Writ of Kalikasan
proceedings against Barrick and Placer Dome with
prejudice. Certain additional conditions precedent remain
outstanding, including the issuance of confirmations by the
Department of Environment and Natural Resources.
North Mara – Ontario Litigation
On November 23, 2022, an action was commenced against
the Company in the Ontario Superior Court of Justice in
respect of alleged security-related incidents in the vicinity of the North Mara Gold Mine in Tanzania. The named plaintiffs
purport to have been injured, or to be the dependents of
individuals who were allegedly killed, by members of the
Tanzanian Police Force. The Statement of Claim asserts
Barrick Mining Corporation is legally responsible for the
actions of the Tanzanian Police Force, and that the
Company is liable for an unspecified amount of damages.
In February 2024, an additional action was
commenced against the Company in the Ontario Superior
Court of Justice on behalf of different named plaintiffs in
respect of alleged security-related incidents said to have
occurred in the vicinity of the North Mara Gold Mine. The
Statement of Claim in the second action is substantially
similar to the Statement of Claim issued in November 2022.
The Company believes the allegations in both claims are
without merit, including because the Tanzanian Police
Force is a sovereign police force that operates under its
own chain of command.
On November 26, 2024, the court granted
Barrick’s motion to dismiss both actions on the grounds that the Ontario Superior Court of Justice lacks jurisdiction and that Tanzania is a more appropriate forum in which to
litigate this matter. On December 27, 2024, the plaintiffs
appealed to the Court of Appeal for Ontario. The appeal
was heard on November 27, 2025. The Court of Appeal
reserved judgment and a decision remains pending.
Loulo-Gounkoto Mining Conventions Dispute
In 2023, the Government of the Republic of Mali initiated a
review of existing Conventions. As part of this process, the
Government of Mali demanded the mines become subject
to the Malian 2023 Mining Code, in direct violation of the
stability rights contained in the Conventions.
Beginning in 2023, the Government of Mali
initiated several fiscal and customs proceedings against
Somilo and Gounkoto, demanding payment of various
charges, taxes, duties, and other amounts from which they
were exempt. Barrick regularly engaged with the
Government of Mali to find a global settlement and in
October 2024, Barrick made a payment of FCFA 50 billion
($84 million) to advance those negotiations. Despite the
Company’s efforts, in November 2024, Somilo and
Gounkoto were restricted from exporting gold from Mali,
also in violation of the Conventions. At the same time, the
Government of Mali initiated meritless criminal proceedings
against the Company, its Malian subsidiaries, their offices
and directors and several employees, alleging violations of
exchange control regulations and threatening substantial
fines and imprisonment. These proceedings resulted in the
incarceration of four employees on November 25, 2024.
On December 18, 2024, after multiple good faith
attempts to resolve the dispute, Somilo and Gounkoto
submitted a request for arbitration to the International
Centre for the Settlement of Investment Disputes (ICSID) in
accordance with the provisions of their respective
Convention.
On January 2, 2025, an interim attachment order
was issued by the Senior Investigating Judges of the Pôle
National Économique et Financier (“Pôle Économique”)
against the existing gold stock on the site of the Loulo-
Gounkoto mining complex. On January 11, 2025, the gold
was removed from the site to a custodial bank. On January
14, 2025, due to the restrictions imposed by the
Government of Mali on gold shipments, the Company
announced that the Loulo-Gounkoto mining complex would
temporarily suspend operations. On June 16, 2025, the
Bamako Commercial Tribunal placed the Loulo-Gounkoto
complex under six months of provisional administration and
the Provisional Administrator assumed day to day
management of operations at the complex on June 23,
2025.
On November 24, 2025, Barrick announced that
an agreement with the Government of Mali had been
entered into to put an end to all disputes regarding Somilo
and Gounkoto, including the termination of the provisional
administration, the dropping of all charges against Barrick, its affiliates and employees and the release of the four
detained employees, the renewal of the Somilo Exploitation
Permit for a 10 year period, and the withdrawal of the ICSID claims. A settlement payment of approximately FCFA
143 billion ($253 million) was made to the Government of
Mali on November 28, 2025, which was part of the global
settlement amount. Operational control was handed back to
Somilo and Gounkoto’s management on December 16,
2025, and the Loulo-Gounkoto complex is now producing
gold. The parties sought withdrawal of the ICSID arbitration on December 15, 2025 and the gold stock attached in
January 2025 was returned to Somilo and Gounkoto on
December 18, 2025. Other steps contemplated by the
November 24, 2025 agreement, including the 10-year
renewal of the Somilo Exploitation Permit, remain to be
completed. The Gounkoto Exploitation Permit is valid until
2042.

Pueblo Viejo - Amparo Actions
In May 2025, two constitutional actions were filed in an
administrative court in the Dominican Republic against
Pueblo Viejo Dominicana Jersey 2 Limited (PV), the joint
venture company that operates the Pueblo Viejo mine, and
the Dominican Ministry of Environment and Natural
Resources. The actions, styled as “amparo” remedies, were
brought by local individuals and environmental non-
governmental organizations seeking to suspend
construction of the mine’s new Naranjo tailings storage
facility and to revoke the underlying environmental license
for that facility on the basis of alleged environmental and
human rights concerns.
A hearing for the first amparo action was held on
September 2, 2025. The administrative court dismissed that
action on procedural grounds. The plaintiffs appealed the
dismissal to the constitutional court on October 6, 2025.
The appeal remains pending. On December 16, 2025, a
hearing was held for the second amparo action and the
plaintiffs voluntarily withdrew their claim. That matter is now closed. The Company believes there is no merit to the
remaining amparo action and intends to defend its position
vigorously.